EARNINGS PER SHARE - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 USD ($) shares	Jun. 30, 2022 shares
Earnings per share [line items]
Weighted average number of ordinary shares used in calculating basic earnings per share (in shares)	222,623,000	222,623,000	214,011,000
Weighted average number of ordinary shares used in calculating diluted earnings per share (in shares)	222,623,000	222,623,000	214,011,000
Share options
Earnings per share [line items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)	0	0	0
CMB.TECH Share Acquisition
Earnings per share [line items]
Number of instruments or interests issued or issuable (in shares)			19,091,910	19,091,910
Portion of consideration paid (received) consisting of cash and cash equivalents | $			$ 0.0